Income Taxes (Details) - Schedule of deferred tax asset (liabilities) reconciliation of changes in deferred taxes balances - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Expected credit loss [Member]
Deferred tax assets:
Balance at beginning	$ 32,427	$ 8,319	$ 5,217
Recognized in profit or loss	(3,085)		3,102
Recognized in other comprehensive income
Balance at ending	29,342	32,427	8,319
Accruals and provisions [Member]
Deferred tax assets:
Balance at beginning		69,529	25,937
Recognized in profit or loss			43,232
Recognized in other comprehensive income			360
Balance at ending			69,529
Derivative Financial Instruments, Assets [Member]
Deferred tax assets:
Balance at beginning		35,886
Recognized in profit or loss	351	(35,886)	35,886
Recognized in other comprehensive income
Balance at ending	5,103		35,886
Liability assumed for subsidiaries’ acquisition	4,752
Property, Plant and equipment [Member]
Deferred tax assets:
Balance at beginning	5,538		4,579
Recognized in profit or loss		5,538	(4,579)
Recognized in other comprehensive income
Balance at ending		5,538
Intangible assets [Member]
Deferred tax assets:
Balance at beginning	(81,980)	(83,900)	(85,820)
Recognized in profit or loss		1,920	1,920
Recognized in other comprehensive income
Balance at ending		(81,980)	(83,900)
Accounting effects from changing reporting period
Inventories [Member]
Deferred tax assets:
Balance at beginning		(34,234)	(9,353)
Recognized in profit or loss			(24,881)
Balance at ending			(34,234)
Derivative financial instruments1 [Member]
Deferred tax assets:
Balance at beginning	(7,380)		(89)
Recognized in profit or loss	(1,471)	(7,380)	89
Recognized in other comprehensive income
Balance at ending	(3,915)	(7,380)
Liability assumed for subsidiaries’ acquisition	4,936
Property, plant and equipment1 [Member]
Deferred tax assets:
Balance at beginning		(10,888)
Recognized in profit or loss	(38,200)	10,888	(10,888)
Recognized in other comprehensive income
Balance at ending	(388,721)		(10,888)
Liability assumed for subsidiaries’ acquisition	(350,521)
Other assets and prepaid expenses liabilities [Member]
Deferred tax assets:
Balance at beginning		(6,959)	(13,891)
Recognized in profit or loss			6,932
Recognized in other comprehensive income
Balance at ending			(6,959)
Net deferred tax liability [Member]
Deferred tax assets:
Balance at beginning	(38,975)	(22,247)	(73,420)
Recognized in profit or loss	16,602	(22,700)	50,813
Recognized in other comprehensive income			360
Balance at ending	(514,400)	(38,975)	(22,247)
Liability assumed for subsidiaries’ acquisition	(492,027)
Accounting effects from changing reporting period		5,972
Expected credit loss One [Member]
Deferred tax assets:
Balance at beginning	32,427	8,319
Recognized in profit or loss		12,799
Balance at ending		32,427	8,319
Accounting effects from changing reporting period		11,309
Accruals and provisions One [Member]
Deferred tax assets:
Balance at beginning	38,107	69,529
Recognized in profit or loss		(31,422)
Balance at ending		38,107	69,529
Inventories Tax Liabilities [Member]
Deferred tax assets:
Balance at beginning	(9,088)	(34,234)
Recognized in profit or loss		30,483
Balance at ending		(9,088)	(34,234)
Accounting effects from changing reporting period		(5,337)
Other assets and prepaid expenses liabilities One [Member]
Deferred tax assets:
Balance at beginning	(16,599)	(6,959)
Recognized in profit or loss		(9,640)
Balance at ending		(16,599)	$ (6,959)
Accruals and provisions Two [Member]
Deferred tax assets:
Balance at beginning	38,107
Recognized in profit or loss	99,556
Balance at ending	394,096	38,107
Liability assumed for subsidiaries’ acquisition	256,433
Property, Plant and equipment [Member]
Deferred tax assets:
Balance at beginning	5,538
Recognized in profit or loss	(5,538)
Recognized in other comprehensive income
Balance at ending		5,538
Intangible Assets Liabilities [Member]
Deferred tax assets:
Balance at beginning	(81,980)
Recognized in profit or loss	1,920
Balance at ending	(498,387)	(81,980)
Liability assumed for subsidiaries’ acquisition	(418,327)
Inventories Liabilities [Member]
Deferred tax assets:
Balance at beginning	(9,088)
Recognized in profit or loss	(18,656)
Balance at ending	(27,744)	(9,088)
Other assets and prepaid expenses Two [Member]
Deferred tax assets:
Balance at beginning	(16,599)
Recognized in profit or loss	(18,275)
Balance at ending	(24,174)	$ (16,599)
Liability assumed for subsidiaries’ acquisition	$ 10,700